ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ (2,200)	$ 21,718	$ (44,365)
Unrealized gain (loss) on derivatives	(1,020)	(2,902)	778
Retirement obligations	(11,014)	(5,058)	17,054
Foreign currency translation	50	(21)	(31)
Total	(14,184)	13,737	(26,564)
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on investment securities	1,505	70	1,724
Unrealized gain (loss) on derivatives	0	(432)	(412)
Retirement obligation	1,475	1,411	8,460
Foreign currency translation	0	0	0
Total	30	(1,773)	(7,148)
Transactions Pre-tax
Unrealized gain (loss) on investment securities	(3,705)	21,648	(46,089)
Unrealized gain (loss) on derivatives	(1,020)	(2,470)	1,190
Retirement obligation	(9,539)	(3,647)	25,514
Foreign currency translation	50	(21)	(31)
Total	(14,214)	15,510	(19,416)
Transactions Tax-effect
Unrealized gain (loss) on investment securities	1,278	(7,865)	16,998
Unrealized gain (loss) on derivatives	370	919	(445)
Retirement obligation	3,395	1,308	(9,741)
Foreign currency translation	0	0	0
Total	5,043	(5,638)	6,812
Transactions Net of tax
Unrealized gain (loss) on investment securities	(2,427)	13,783	(29,091)
Unrealized gain (loss) on derivatives	(650)	(1,551)	745
Retirement obligation	(6,144)	(2,339)	15,773
Foreign currency translation	50	(21)	(31)
Total	(9,171)	9,872	(12,604)
Balances Net of tax
Unrealized gain (loss) on investment securities	(4,933)	(2,506)	(16,289)	$ 12,802
Unrealized gain (loss) on derivatives	(1,599)	(949)	602	(143)
Retirement obligation	(24,048)	(17,904)	(15,565)	(31,338)
Foreign currency translation	0	(50)	(29)	2
Total	$ (30,580)	$ (21,409)	$ (31,281)	$ (18,677)